[MONY—AN AXA FINANCIAL COMPANY LOGO]

Richard Goldberger

Senior Director and

Associate General Counsel

(201) 743-7174

Fax (212) 314-3959

September 18, 2015

VIA ELECTRONIC “EDGAR” FILING

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Initial Filing of the Registration Statement on Form N-6 for MONY Life Insurance Company of America (CIK #0001585490) “(Registration Statement”)

Commissioners:

On behalf of MONY Life Insurance Company of America (“MONY America”), we are filing pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 the above-referenced Registration Statement with respect to MONY America Variable Account K.

This Registration Statement relates to a new national version of the IncentiveLife Optimizer® Series variable life insurance contract to be issued by MONY America with variable investment options funded through MONY America Variable Account K.

Additional exhibits, financial statements and other financial information and Tandy representations will be provided in a subsequent post-effective amendment.

Please contact the undersigned at (201) 743-7174 if there are any questions with this matter.

Sincerely,

/s/ Richard Goldberger
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Richard Goldberger